CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥) shares
CONSOLIDATED BALANCE SHEETS
Accounts receivable, allowance | ¥	¥ 7,361	¥ 2,461
Contract assets, allowance | ¥	467,306	1,515,627
Financing receivables, allowance | ¥	¥ 32,975	¥ 0
Ordinary shares:
Ordinary shares, authorized (in shares)	500,000,000	500,000,000
Ordinary shares, issued (in shares)	187,569,640	186,332,444
Ordinary shares, outstanding (in shares)	167,965,710	185,595,072
Treasury stock, issued (in shares)	1,043,930	737,372